Document and Entity Information	May 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 19, 2023
Entity File Number	001-40609
Entity Registrant Name	1895 Bancorp of Wisconsin, Inc. /MD/
Entity Central Index Key	0001847360
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	61-1993378
Entity Address, Address Line One	7001 WEST EDGERTON AVENUE
Entity Address, City or Town	GREENFIELD
Entity Address, State or Province	WI
Entity Address, Postal Zip Code	53220
City Area Code	414
Local Phone Number	421-8200
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	BCOW
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false